Taxes - Reconciliation of Beginning and Ending Amounts of Unrecognized Income Tax Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Balance at January 1
Tax positions related to current year:
Additions
Reductions
Tax positions related to prior years:
Additions
Reductions
Balance at December 31